SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning	$ 54,220	$ 177,009	$ 698,264
Reductions due to conversions			(362,962)
Initial fair value of embedded conversion option derivative liability recorded as debt discount			227,000
Initial fair value of embedded conversion option derivative liability recorded as expense			351,461
Balance at Beginning	3,904	8,186	(736,754)
Gain on debt extinguishment		(130,975)
Balance at Ending	$ 58,124	$ 54,220	$ 177,009